UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management LP
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Kent Arnett,    Austin, TX   November 5th, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  64
Form 13F Information Table Value Total:   $16636732
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            common           002824100      206     3000 SH       SOLE                                       3000
Altria Group Inc.              common           02209S103     1182    35400 SH       SOLE                                      35400
American Express               common           025816109    14016   246500 SH       SOLE                   235000             11500
Apollo Group Inc.              common           037604105   210500  7246139 SH       SOLE                  7209939             36200
Avon Products, Inc.            common           054303102   272378 17076995 SH       SOLE                 17062545             14450
BNY Mellon Corp.               common           064058100   177230  7835108 SH       SOLE                  7763058             72050
Bank of America Corp           common           060505104    50163  5681000 SH       SOLE                  5681000
Becton Dickinson               common           075887109   166546  2119982 SH       SOLE                  2083082             36900
Berkshire Hath A               common           084670108    16587      125 SH       SOLE                                        125
Berkshire Hath B               common           084670702     3612    40947 SH       SOLE                                      40947
C.R. Bard, Inc.                common           067383109   773069  7387183 SH       SOLE                  7375383             11800
CH Robinson Worldwd            common           12541W209    40985   700000 SH       SOLE                   700000
Cisco Systems Inc.             common           17275R102  1002137 52495386 SH       SOLE                 52281186            214200
Clorox Company                 common           189054109   493514  6849604 SH       SOLE                  6795545             54059
Coca-Cola Co.                  common           191216100   511054 13473621 SH       SOLE                 13150005            323616
Colgate-Palmolive              common           194162103   103119   961750 SH       SOLE                   961150               600
Comcast Corp. A                common           20030N200   300552  8636544 SH       SOLE                  8585144             51400
ConocoPhillips                 common           20825C104   377818  6607524 SH       SOLE                  6589274             18250
Corning Inc.                   common           219350105   185595 14113698 SH       SOLE                 13886698            227000
Covidien Ltd.                  common           G2554F113    99771  1679075 SH       SOLE                  1665700             13375
Ebay Inc.                      common           278642103    60512  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     1006    21600 SH       SOLE                                      21600
Exxon Mobil Corp.              common           30231G102   200340  2190709 SH       SOLE                  2181909              8800
Goldman Sachs Grp              common           38141G104    74767   657700 SH       SOLE                   657700
H&R Block Inc.                 common           093671105   221025 12753867 SH       SOLE                 12668867             85000
Hewlett-Packard                common           428236103   187199 10972968 SH       SOLE                 10944968             28000
Intel Corporation              common           458140100    59308  2615000 SH       SOLE                  2615000
Janus Capital Grp              common           47102X105    48965  5187000 SH       SOLE                  5187000
Johnson & Johnson              common           478160104   578001  8387771 SH       SOLE                  8300176             87595
Lancaster Colony               common           513847103    33695   460000 SH       SOLE                   460000
Leucadia National              common           527288104      340    14950 SH       SOLE                                      14950
Liberty Int Ventures A         common           53071M880    10242   206321 SH       SOLE                   200006              6315
Liberty Int. Corp.             common           53071M104    76326  4125751 SH       SOLE                  3999450            126301
Liberty Ventures Rts           common           53071M112      931    68778 SH       SOLE                    66672              2106
Markel Corp                    common           570535104      367      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    17248   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   897267 30129858 SH       SOLE                 29874038            255820
News Corp CL B                 common           65248E203     2470    99600 SH       SOLE                    19600             80000
News Corp Cl A                 common           65248E104  1976047 80556339 SH       SOLE                 80180639            375700
Northern Trust Corp.           common           665859104    26016   560500 SH       SOLE                   560500
Patterson Companies            common           703395103   103598  3025650 SH       SOLE                  3025650
PepsiCo, Inc.                  common           713448108  1570295 22188707 SH       SOLE                 22024557            164150
Pfizer Inc.                    common           717081103   436160 17551712 SH       SOLE                 17410862            140850
Philip Morris Intl             common           718172109     3884    43189 SH       SOLE                                      43189
Procter & Gamble               common           742718109  1926915 27781353 SH       SOLE                 27634503            146850
Research in Motion             common           760975102   176081 23477496 SH       SOLE                 23463996             13500
Resource America               common           761195205    10564  1544462 SH       SOLE                  1515862             28600
Staples Inc.                   common           855030102    26196  2274000 SH       SOLE                  2274000
State Street Corp              common           857477103    92971  2215700 SH       SOLE                  2215700
Stryker Corporation            common           863667101   541049  9720600 SH       SOLE                  9673600             47000
Sysco Corporation              common           871829107   893106 28561129 SH       SOLE                 28386679            174450
TJX Companies Inc.             common           872540109      695    15526 SH       SOLE                                      15526
Tesco Plc                      common           881575302     2209   136500 SH       SOLE                                     136500
The Bancorp Inc.               common           05969A105    24702  2405289 SH       SOLE                  2143602            261687
Toyota Ind. ADR                common           892330101    26669   960000 SH       SOLE                   960000
U.S. Bancorp                   common           902973304   432067 12596698 SH       SOLE                 12486580            110118
United Parcel Service          common           911312106     1947    27201 SH       SOLE                                      27201
Viacom Inc Cl B                common           92553P201   645490 12044963 SH       SOLE                 11898438            146525
Viacom Inc. Cl A               common           92553P102     1032    18975 SH       SOLE                                      18975
Wal-Mart Stores                common           931142103   241355  3270398 SH       SOLE                  3222647             47751
WellPoint, Inc.                common           94973V107   204106  3518467 SH       SOLE                  3518367               100
Wells Fargo & Co               common           949746101      663    19200 SH       SOLE                                      19200
Western Union                  common           959802109     2556   140300 SH       SOLE                                     140300
WisdomTree Japan SmCap Div                      97717W836      313 7400.000 SH       SOLE                 7400.000